RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Net position) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	$ 85	$ 28	$ 145	$ 77
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	185
Financial assets liabilities net position current portion	72
Financial assets liabilities net position noncurrent portion	113
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	270
Financial assets liabilities net position current portion	184
Financial assets liabilities net position noncurrent portion	86
Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	85	28
Financial assets liabilities net position current portion	112	101
Financial assets liabilities net position noncurrent portion	(27)	(73)
Energy Derivative Contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	0
Energy Derivative Contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	19
Energy Derivative Contracts | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	19	(3)
Interest Rate Swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	6
Interest Rate Swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	155
Interest Rate Swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	149	171
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	20
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	96
Foreign exchange swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	76	(4)
Available-for-sale investments | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	159
Available-for-sale investments | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Financial assets liabilities net position	$ (159)	$ (136)